Prospectus
     NOVEMBER 30, 1999

Putnam Tax-Free Insured Fund
Class A, B, C and M shares
Investment Category: Tax-Advantaged
This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.
Putnam Investment Management, Inc. (Putnam Management), which has managed mutual funds since 1937, manages the fund. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.


CONTENTS
^ 2  Fund summary
^ 2  Goal
^ 2  Main investment strategies
^ 2  Main risks
^ 2  Performance information
^ 4  Fees and expenses
^ 5  What are the fund's main investment strategies and related risks?
^ 9  Who manages the fund?
^ 10      How does the fund price its shares?
^ 11 How do I buy fund shares?
^ 14 How do I sell fund shares?
^ 16 How do I exchange fund shares?
^ 17 Fund distributions and taxes
^ 18 Financial highlights


LOGO
BOSTON ( LONDON(TOKYO


Fund summary
GOAL
The fund seeks high current income exempt from federal income tax.

MAIN INVESTMENT STRATEGIES - TAX EXEMPT BONDS
We invest mainly in bonds that
* pay interest that is exempt from federal income tax but may be subject to the federal alternative minimum tax (AMT),^
* are rated AAA ^(or the equivalent), insured (to pay principal and interest) and/or guaranteed by the U.S. government and^
* have intermediate- to long-term maturities (three years or longer).

MAIN RISKS
The main risks that could adversely affect the value of this fund's shares and the total return on your investment include:
* The risk that movements in the securities markets will adversely affect the value of the fund's investments. This risk includes interest rate risk, which means that the prices of the fund's investments are likely to fall if interest rates rise. Interest rate risk is generally highest for investments with long maturities.
* The risk that the issuers or insurers of the fund's investments will not make or will be perceived to be unlikely to make timely payments of interest and principal.
* The risk that interest the fund receives might become taxable or be determined to be taxable.
You can lose money by investing in the fund. The fund may not achieve its goals and is not intended as a complete investment program. An investment in the fund is not a deposit ^ in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the fund's risks. The chart shows year-to-year changes in the performance of one of the fund's classes of shares, class B shares. The table following the chart compares the fund's performance to that of a broad measure of market performance. Of course, the fund's past performance is not an indication of future performance.

CALENDAR YEAR TOTAL RETURNS FOR CLASS B SHARES

1998
 5.17
1997
 8.24
1996
 2.69
1995
16.96
1994
-6.38
1993
11.20
1992
 7.16
1991
11.08
1990
 5.25
1989
 9.80

Performance figures in the bar chart do not reflect the impact of sales charges. If they did, performance would be less than that shown. Year-to-date performance through 9/30/99 was ^-3.28%. During the periods shown in the bar chart, the highest return for a quarter was 7.09% (quarter ending 3/31/95) and the lowest return for a quarter was -5.66% (quarter ending 3/31/94).
Average Annual Total Returns (for periods ending 12/31/98)


Past
1 year
Past
5 years
Past
10 years




Class A
-0.07%
 4.38%
 6.62%
Class B
 0.21%
 4.74%
 6.95%
Class C
 3.14%
 4.60%
 6.63%
Class M
 1.19%
 4.25%
 6.54%
Lehman Brothers Municipal Bond Index

 6.48%

 6.23%

 8.22%

Unlike the bar chart, this performance information reflects the impact of sales charges. Class A and class M share performance reflects the current maximum initial sales charges; class B and class C share performance reflects the maximum applicable deferred sales charge if shares had been redeemed on 12/31/98 and ^, for class B ^ assumes conversion to class A shares after eight years. For periods before the inception of class A shares (9/20/93^), class C shares (7/26/99) and class M shares (6/1/95^) performance shown for these classes in the table is based on the performance of the fund's class B shares, adjusted to reflect the appropriate sales charge and, in the case of class C shares, the higher 12b-1 fees paid by such shares. The fund's performance is compared to the Lehman Brothers Municipal Bond Index, an unmanaged index of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market.
FEES AND EXPENSES
This table summarizes the fees and expenses you may pay if you invest in the fund. Except as noted, expenses are based on the fund's last fiscal year.
Shareholder Fees (fees paid directly from your investment)



Class A
Class B
Class C
Class M
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price



4.75%



NONE^



NONE^



3.25%^





Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price or redemption proceeds, whichever is lower)




NONE*^




5.00%




1.00%




NONE



Annual Fund Operating Expenses
(expenses that are deducted from fund assets)





Management
Fees


Distribution
(12b-1) Fees


Other
Expenses
Total Annual
Fund
Operating
Expenses





Class A
0.58%
0.20%
0.16%
0.94%
Class B
0.58%
0.60%+
0.16%
1.34%
Class C
0.58%
1.00%
0.16%
1.74%
Class M
0.58%
0.50%
0.16%
1.24%

+    The 12b-1 fees for class B shares reflect the maximum amount expected to be paid under the class B distribution plan.

^*   A deferred sales charge of up to 1% may be imposed on certain redemptions of class A shares bought without an initial sales charge.

EXAMPLE
^ The example translates ^ expenses ^ shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then, except as shown for class B and class C shares, redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.


1 year
3 years
5 years
10 years





Class A
$566
$760
$970
$1,575
Class B
$636
$725
$934
$1,503*
Class B (no redemption)
$136
$425
$734
$1,503*
Class C
$277
$548
$944
$2,052
Class C (no redemption)
$177
$548
$944
$2,052
Class M
$447
$706
$984
$1,776

* Reflects the conversion of class B shares to class A shares, which pay lower 12b-1 fees. Conversion occurs no more than eight years after purchase.

What are ^ the fund's main investment strategies and related risks?
Any investment carries with it some level of risk that generally reflects its potential for reward. We normally pursue the fund's goal by investing at least 80% of the fund's net assets in tax-exempt securities. This investment policy cannot be changed without the approval of the fund's shareholders. We will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the fund. A description of the risks associated with the fund's main investment strategies follows.
* Tax-exempt investments. These investments are issued by public authorities or private enterprises to raise money for public purposes, such as loans for the construction of housing, schools or hospitals, or to provide temporary financing in anticipation of the receipt of taxes and other revenue. They also include ^
private activity bonds^ such as industrial development bonds and other notes of public authorities to finance privately owned or operated facilities. Changes in law or adverse determinations by the Internal Revenue Service or state tax authority may make the income from some of these obligations taxable.
Private activity bonds may be subject to the federal ^ AMT for individuals. ^ Because these investments are not tax-exempt, we cannot ^ include them for the purpose of complying with the 80% investment policy described above. Corporations will be required to include all tax-exempt interest dividends in determining their federal AMT. For more information, including possible state and other taxes, contact your tax advisor.
General obligations. These are backed by the issuer's authority to levy taxes and are considered an obligation of the issuer. They are payable from the issuer's general unrestricted revenues, although payment may depend upon government appropriation or aid from other governments. These investments may be vulnerable to legal limits on a government's power to raise revenue or increase taxes, as well as economic or other developments that can reduce revenues.
Special revenue obligations. These are payable from revenues earned by a particular project or other revenue source. These include ^ private activity bonds such as industrial development bonds and other notes of public authorities to finance privately owned or operated facilities. Investors can look only to the revenue generated by the project or the private company operating the project rather than the credit of the state or local government authority issuing the bonds. Special revenue
obligations are typically subject to greater credit risk than general obligations because of the relatively limited source of revenue.
* Interest rate risk. The values of bonds and other debt usually rise and fall in response to changes in interest rates. Declining interest rates generally raise the value of existing debt instruments, and rising interest rates generally lower the ^
values of existing debt instruments. Changes in a debt
instrument's ^ values usually will not affect the amount of income the fund receives from it, but will affect the value of the fund's shares. Interest rate risk is generally greater for investments with longer maturities.
Some investments give the issuer the option to call, or redeem, these investments before their maturity date. If an issuer "calls" its ^ investments during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.
^ "Premium investments"^ offer interest rates higher than prevailing market rates. ^ However, they involve a greater risk of loss, because their values tend to decline ^ over time. You ^ may find it useful to compare the fund's yield, which ^ factors out the effect of premium securities, with its current dividend rate, which does not ^ factor out that effect.
* Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally offer lower credit risk, but not necessarily lower interest rate risk. The values of higher-rated investments still fluctuate in response to changes in interest rates.
Under normal market conditions, we buy investments that are insured, rated AAA ^ or its equivalent (or Prime-1 or the equivalent for notes or commercial paper) at the time of purchase by a nationally recognized securities rating agency, or are unrated investments that we ^ believe are of comparable quality^, or backed by the U.S. government. Insurance guarantees payment of principal and interest, but does not guarantee market value of an insured investment. In addition, for investments that are insured or backed by the U.S. government, we will only buy investments that are investment grade, which means they are rated at least BBB (or its equivalent) at the time of purchase by a nationally recognized securities rating agency, or are unrated investments that we think are of comparable quality. We will not necessarily sell an investment if its rating is reduced after we buy it.
* Concentration of investments. ^ We make significant investments in a broad segment of the tax-exempt debt market, such as revenue bonds for ^ health care facilities, housing or airports^. We may also make significant investments in the debt of issuers located in the same state. ^ These investments may cause the value of the fund's shares to change more than the values of shares of funds ^ that invest in a greater variety of investments. Certain events may adversely affect all ^ investments within a particular market segment. Examples ^ include legislation or court decisions ^ or concerns about ^ pending legislation or court ^ decisions, or lower demand for the services or products provided by a particular market segment. Investing in issuers located in the same state may make the fund more vulnerable to that state's economy and to issues affecting its tax exempt issuers, such as their ability to collect revenues to meet payment obligations.
At times, the mutual fund and other accounts ^ that we and our affiliates^ manage may own all or most of the debt of a particular public issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.
* Insurance. We expect that at least 70% of the fund's tax-exempt investments will normally be protected by insurance. This insurance may be provided under a (1) "new issue" insurance policy obtained by the issuer or underwriter of an investment (which provides coverage for the life of the investment), (2) a
"secondary market" policy bought by the fund with respect to an investment (which provides coverage for the life of the investment) or (3) a portfolio insurance policy maintained by the fund (which provides coverage only for as long as the fund holds the investment). In each case, insurance does not protect the fund from market fluctuations in the value of an insured security, but only guarantees timely payment of principal and interest for such investments. When the fund buys portfolio insurance, it may be unable to sell investments that are in default or likely to default, which may limit our ability to manage the fund's investments. We will only buy insurance from and investments insured by companies whose claims-paying ability has received (at the time we buy the investments affected) the highest rating from at least one of the agencies providing those ratings. The cost of insurance will be borne by the fund. During fiscal 1999, the fund did not pay any insurance premiums. ^
>    Derivatives.  We may engage in a variety of transactions
involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may use derivatives both for hedging and non-hedging purposes. For example, the fund may use derivatives to increase or decrease its exposure to long- or short-term interest rates. However, we may also choose not to ^ use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives.
     Derivatives involve special risks and may result in losses. The fund depends on our ability to handle these sophisticated instruments. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses. Our use of derivatives may also cause the fund to receive taxable income which could increase the taxes payable by shareholders.
Other risks arise from our potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the statement of additional information (SAI).
* Alternative strategies. At times we may judge that market conditions make pursuing ^ the fund's usual investment strategies inconsistent with the best interests of ^ the shareholders. We then may temporarily use alternative strategies that are mainly designed to limit ^ losses, including investing in taxable obligations. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause us to miss out on investment opportunities, and may prevent us from achieving the fund's goal.
* Other investments.  In addition to the main investment
strategies described above, we may also make other types of investments, such as investments in ^ repurchase agreements^ and forward commitments^ which may produce taxable income and may be subject to other risks, as described in the statement of additional information (SAI).
* Changes in policies. The Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.
Who manages the fund?
The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam Management a management fee of 0.58% of average net assets for the fund's last fiscal year. Putnam Management's address is One Post Office Square, Boston, MA 02109.
The following officer of Putnam Management has had primary responsibility for the day-to-day management of the fund's portfolio since the year shown below. His experience as a portfolio manager or investment analyst over at least the last five years is also shown.
Manager   Since          Experience
Richard P. Wyke     1988      ^ 1987 - Present    Putnam
Management ^.
Senior Vice President

Year 2000 issues. The fund could be adversely affected if the computer systems ^ that we and the fund's other service providers use do not properly process and calculate date-related information relating to the end of this century and the beginning of the next. While year 2000-related computer problems could have a negative effect on the fund, both in its operations and in its investments, ^ we are working to avoid such problems and to obtain assurances from service providers that they are taking similar steps. No assurances, though, can be provided that the fund will not be adversely impacted by these matters.

How does the fund price its shares?
The price of the fund's shares is based on its net asset value
(NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.
How do I buy fund shares?
You can open a fund account with as little as $500 and make additional investments at any time with as little as $50 ($25 through systematic investing). The fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Your financial advisor or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your shares to be bought at that day's offering price.
You can buy shares
* Through a financial advisor. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge you for his or her services.
* Through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available through your advisor or Putnam Investor Services at 1-800-225-1581.
You may also complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the check and completed form to Putnam Mutual Funds.
The fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.
WHICH CLASS OF SHARES IS BEST FOR ME?
This prospectus offers you a choice of four classes of fund shares: A, B, C and M. This allows you to choose among different types of sales charges and different levels of ongoing operating expenses, as illustrated in the "Fees and expenses" section. The class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Here is a summary of the differences among the classes of shares:

Class A shares
* Initial sales charge of up to 4.75%
* Lower sales charge for investments of $25,000 or more
* No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)
* Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fee

Class B shares

* No initial sales charge; your entire investment goes to work for you
* Deferred sales charge of up to ^ 5.00% if you sell shares within 6 years after you bought them
* Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fee
* Convert automatically to class A shares after 8 years, reducing the future 12b-1 fee (may convert sooner in some cases)
* Orders for class B shares for ^ $250,000 or more are treated as orders for class A shares or refused

Class C shares
* No initial sales charge; your entire investment goes to work for you
* Deferred sales charge of up to 1.00% if you sell shares within one year after you bought them
* Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fee
* No conversion to class A shares, so future 12b-1 fee does not decrease
* Orders of $1,000,000 or more and orders ^ that because of a right of accumulation or statement of intent would qualify for the purchase of class A shares without an initial sales charge will be treated as orders for class A shares or declined.

Class M shares
* Initial sales charge of up to 3.25%
* Lower sales charges for ^ investments of $50,000 or more
* No deferred sales charge
* Lower annual expenses, and higher dividends, than class B or class C shares because of lower 12b-1 fee
* Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fee
* No conversion to class A shares, so future 12b-1 fee does not decrease

Initial sales charges for class A and M shares

     Class A sales charge     Class M sales charge
     as a percentage of: as a percentage of:
     ------------------------------     --------------------------
--
Amount of purchase  Net amount     Offering  Net amount
Offering
at offering price ($)    invested  price*    invested  price*
------------------------------------------------------------------
--------------------------------------------------------
Under 25,000   4.99%     4.75%     3.36%     3.25%
25,000 but under 50,000  4.71 4.50 3.36 3.25
50,000 but under 100,000 4.71 4.50 2.30 2.25
100,000 but under 250,000     3.90 3.75 1.52 1.50
250,000 but under 500,000     3.09 3.00 1.01 1.00
500,000 but under 1,000,000   2.04 2.00 NONE NONE
1,000,000 and above NONE NONE NONE NONE
------------------------------------------------------------------
---------------------------------------------------
* Offering price includes sales charge.

Deferred sales charges for class B, class C and certain class A shares
If you sell (redeem) class B shares within six years after you bought them, you will generally pay a deferred sales charge according to the following schedule.
Year after ^ purchase    1    2    3    4    5    6    7+
Charge    5%   4%   3%   3%   2%   1%   0%

A deferred sales charge of up to 1% will apply to class C shares if redeemed within one year of purchase. A deferred sales charge of up to 1% may apply to class A shares purchased without an initial sales charge, if redeemed within two years ^ of purchase. Deferred sales charges will be based on the lower of the shares' cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.
* You may be eligible for reductions and waivers of sales charges. Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is included in the SAI. You may consult your financial advisor or Putnam Mutual Funds for assistance.
* Distribution (12b-1) plans. The fund has adopted distribution plans to pay for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C and class M shares. The Trustees currently limit payments on class A, class B and class M shares to 0.20%, 0.60% and 0.50% of average net assets, respectively. Because these fees are paid out of the fund's assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C and class M shares may cost you more than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares.
How do I sell fund shares?
You can sell your shares back to the fund any day the New York Stock Exchange is open, either through your financial advisor or directly to the fund. Payment for redemption may be delayed until the fund collects the purchase price of shares, which may take up to 15 calendar days after the purchase date.

* Selling shares through your financial advisor. Your advisor must receive your request in proper form before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV, less any applicable deferred sales charge. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.
* Selling shares directly to the fund. Putnam Investor Services must receive your request in proper form before the close of regular trading on the New York Stock Exchange in order to receive that day's NAV, less any applicable sales charge.
By mail. Send a ^ letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.
By telephone. You may use Putnam's ^ telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption ^ instructions received by telephone.
The ^ telephone redemption privilege is not available if there are certificates for your shares. The ^ telephone redemption privilege may be modified or terminated without notice.
* Additional ^ requirements. In certain situations, for example, if you ^ sell shares with a value of $100,000 or more, ^ the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, ^ Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. ^ For more information concerning Putnam's signature guarantee and documentation requirements, contact Putnam Investor Services ^.
* When will the fund pay me? The fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.
* Redemption by the fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may redeem your shares without your permission and send you the proceeds. The fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.
How do I exchange fund shares?
If you want to switch your investment from one Putnam fund to another, you can exchange your fund shares for shares of the same class of another Putnam fund at NAV. Not all Putnam funds offer all classes of shares or are open to new investors. If you exchange shares subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, the redemption may be subject to the deferred sales charge, depending upon when you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.
To exchange your shares, complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. A Telephone Exchange Privilege is currently available for amounts up to $500,000. The Telephone Exchange Privilege is not available if the fund issued certificates for your shares. Ask your financial advisor or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.
The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange.
Fund distributions and taxes
The fund declares all of its net investment income as a distribution ^ each day it is open for business ^. It distributes any net investment income ^ once a month and any net realized capital gains at least once a year. You may choose to:

* reinvest all distributions in additional shares;
* receive any distributions from net investment income in cash while reinvesting capital gains distributions in additional shares; or
* receive all distributions in cash.

If you do not select an option when you open your account, all distributions will be reinvested. If you do not cash a distribution check within a specified period or notify Putnam Investor Services to issue a new check, the distribution will be reinvested in the fund. You will not receive any interest on uncashed distribution or redemption checks. Similarly, if any correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.
For federal income tax purposes, distributions of investment income other than "tax-exempt dividends" (as described below) are taxable as ordinary income. Generally, gains realized by the fund on the sale or exchange of investments^ will be taxable to you even though the income from ^ such investments generally will be tax-exempt^. Taxes on distributions of capital gains, if any, are determined by how long the fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the fund before your investment (and thus were included in the price you paid). Distributions of gains from investments that the fund owned for more than one year will be taxable as capital gains. Distributions of gains from investments that the fund owned for one year or less will be taxable as ordinary income. Distributions are taxable whether you received them in cash or reinvested them in additional shares.
Fund distributions designated as "tax-exempt dividends" are not generally subject to federal income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the fund may have on the federal taxation of your benefits. In addition, an investment in the fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders.
The fund's investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.
Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.
Financial highlights
The financial highlights table is intended to help you understand the fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund's financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request.


Financial highlights

CLASS A
(For a share outstanding throughout the period)
 ^ Per-share
operating performance
Year ended July 31

1999

1998

1997
1996
1995

Net asset value,








beginning of period
$15.40

$15.50

$14.94
$14.86
$14.67

Investment operations








Net investment income
 .72

 .74
 (c)
 .79
 .81
 .83

Net realized and unrealized








gain (loss) on investments
 (.56)

 (.04)

 .67
 .08
 .19

Total from








investment operations
 .16

 .70

 1.46
 .89
 1.02

Less distributions:








From net








investment income
 (.72)

 (.73)

 (.80)
 (.81)
 (.82)

From net realized gain








on investments
 (.12)

 (.07)

 (.10)
 --
 --

In excess of net realized








gain on investments
  --

  --

  --
  --
 (.01)

Total distributions
(.84)

(.80)

(.90)
(.81)
(.83)

Net asset value,








end of period
$14.72

$15.40

$15.50
$14.94
$14.86

Ratios and supplemental data








Total return at








net asset value (%)(a)
 0.96

 4.63

 10.09
 6.06
 7.21

Net assets, end of period








(in thousands)
$243,845

$230,283

$219,265
$196,948
$184,241

Ratio of expenses to








average net assets (%)(b)
 .94

 .94

 .92
 .90
 .89

Ratio of net investment income








to average net assets (%)
 4.65

 4.80

 5.22
 5.37
 5.68

Portfolio turnover (%)
 35.60

 40.38

 36.13
 54.58
 37.62



^(a)
Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b)
The ratio of expenses to average net assets for the period ended
July 31, 1996 and thereafter,

includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c)
Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.




Financial highlights








CLASS B
















(For a share outstanding throughout the period)









 ^ Per-share







operating performance
Year ended July 31







1999

1998

1997
1996
1995
Net asset value,







beginning of period
 $15.42

 $15.52

 $14.96
$14.87
$14.68
Investment operations







Net investment income
 .72

 .77
 (c)
 .74
 .71
 .73
Net realized and unrealized







gain (loss) on investments
 (.56)

 (.04)

 .68
 .09
 .20
Total from







investment operations
 .16

 .73

 1.42
 .80
 .93
Less distributions:







From net







investment income
 (.72)

 (.76)

 (.76)
 (.71)
 (.73)
From net realized gain







on investments
 (.12)

 (.07)

 (.10)
 --
 --
In excess of net realized







gain on investments
  --

  --

  --
  --
 (.01)
Total distributions
(.84)

(.83)

(.86)
(.71)
(.74)
Net asset value,







end of period
$14.74

$15.42

$15.52
$14.96
$14.87
Ratios and supplemental data







Total return at







net asset value (%)(a)
 1.00

 4.83

 9.76
 5.44
 6.53
Net assets, end of period







(in thousands)
$327,920

$336,286

$339,354
$354,431
$377,443
Ratio of expenses to







average net assets (%)(b)
 .90

 .74

 1.22
 1.58
 1.54
Ratio of net investment income







to average net assets (%)
 4.69

 5.00

 4.93
 4.72
 5.05
Portfolio turnover (%)
 35.60

 40.38

 36.13
 54.58
 37.62

^(a)
Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b)
The ratio of expenses to average net assets for the period ended
July 31, 1996 and thereafter,

includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c)
Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Financial highlights



CLASS C







(For a share outstanding throughout the period)



^





For the period

Per-share

July 26, 1999+

operating performance

to July 31



1999

Net asset value,



beginning of period

$14.83

Investment operations



Net investment income (c)

 .01


Net realized and unrealized



gain (loss) on investments

 (.11)

Total from



investment operations

 (.10)

Less distributions:



From net



investment income

 (.01)

From net realized gain



on investments

 --

In excess of net realized



gain on investments

  --

Total distributions

(.01)

Net asset value,



end of period

$14.72

Ratios and supplemental data



Total return at



net asset value (%)(a)

(0.66)
*
Net assets, end of period



(in thousands)

$1

Ratio of expenses to



average net assets (%)(b)

 .03
*
Ratio of net investment income



to average net assets (%)

 .08
*
Portfolio turnover (%)

 35.60


+
Commencement of operations.
*
Not annualized.
(a)
Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b)
The ratio of expenses to average net assets for the period ended
July 31, 1996 and thereafter,

includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c)
Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.


Financial highlights
^







CLASS M

















(For a share outstanding throughout the period)















For the period

Per-share






June 1, 1995+

operating performance
Year ended July 31





to July 31


1999

1998

1997
1996
1995

Net asset value,








beginning of period
 $15.39

 $15.50

 $14.94
 $14.86
 $15.11

Investment operations








Net investment income
 .66
^
 .69
 (c)
 .74
 .76
 .12

Net realized and unrealized








gain (loss) on investments
 (.51)

 (.04)

 .67
 .08
 (.25)

Total from








investment operations
 .15

 .65

1.41
 .84
(.13)

Less distributions:








From net








investment income
 (.66)

 (.69)

 (.75)
 (.76)
 (.12)

From net realized gain








on investments
 (.12)

 (.07)

 (.10)
 --
 --

In excess of net realized








gain on investments
  --

  --

  --
 --
 --

Total distributions
(.78)

(.76)

(.85)
(.76)
(.12)

Net asset value,








end of period
$14.76

$15.39

$15.50
$14.94
$14.86

Ratios and supplemental data








Total return at








net asset value (%)(a)
 0.91

 4.24

 9.76
 5.74
 (0.87)
*
Net assets, end of period








(in thousands)
$1,866

$1,835

$892
$325
$17

Ratio of expenses to








average net assets (%)(b)
 1.24

 1.24

 1.22
 1.19
 .14
*
Ratio of net investment income








to average net assets (%)
 4.35

 4.50

 4.87
 4.99
 .73
*
Portfolio turnover (%)
 35.60

 40.38

 36.13
 54.58
 37.62


+
Commencement of operations.
*
Not annualized.
(a)
Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b)
The ratio of expenses to average net assets for the period ended
July 31, 1996 and thereafter,

includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c)
Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.



Make the most of your Putnam privileges

     The following services are available to you as a Putnam mutual fund shareholder.

>    SYSTEMATIC INVESTMENT PLAN  Invest as much as you wish ($25 or more) on any business day of the month except for the 29th, 30th, or 31st. The amount you choose will be automatically transferred each month from your checking or savings account.

>    SYSTEMATIC WITHDRAWAL  Make regular withdrawals of $50 or
more monthly, quarterly, or semiannually from your Putnam mutual fund account valued at $10,000 or more. Your automatic withdrawal may be made on any business day of the month except for the 29th, 30th, or 31st.

>    SYSTEMATIC EXCHANGE  Transfer assets automatically from one
Putnam account to another on a regular, prearranged basis. There is no additional charge for this service.

>    FREE EXCHANGE PRIVILEGE  Exchange money between Putnam funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

     Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange (into the fund) and systematic withdrawal or exchange (out of the fund).
These privileges are subject to change or termination.

     For more information about any of these services and privileges, call your investment advisor or a Putnam customer service representative toll free at 1-800-225-1581.




For more information about Putnam Tax-Free Insured Fund
The fund's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The SAI, and the auditor's report and financial statements included in the fund's most recent annual report to its shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The fund's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You may get free copies of these materials, request other information about the fund and other Putnam funds, or make shareholder inquiries, by contacting your financial advisor ^, by visiting Putnam's Web site, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about the fund on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the fund's file number.

PUTNAM INVESTMENTS
     One Post Office Square
     Boston, Massachusetts 02109
     1-800-225-1581

     Address correspondence to:
     Putnam Investor Services
     P.O. Box 989
     Boston, MA  02103

     www.putnaminv.com

     File No. 811 - 4345 ^ NP04356268 11/99

     Prospectus
     NOVEMBER 30, 1999

Putnam Tax-Free High Yield Fund
Class A, B, C and M shares
Investment Category: Tax-Advantaged

This prospectus explains what you should know about this mutual fund before you invest. Please read it carefully.
Putnam Investment Management, Inc. (Putnam Management), which has managed mutual funds since 1937, manages the ^ fund. These securities have not been approved or disapproved by the Securities and Exchange Commission nor has the Commission passed upon the accuracy or adequacy of this prospectus. Any statement to the contrary is a crime.


CONTENTS
^ 2  Fund summary
^ 2  Goal
^ 2  Main investment strategies
^ 2  Main risks
^ 2  Performance information
^ 4  Fees and expenses
^ 5  What are the fund's main investment strategies and related risks?
^ 10 Who manages the fund?
^ 10      How does the fund price its shares?
^ 11 How do I buy fund shares?
^ 14 How do I sell fund shares?
^ 15 How do I exchange fund shares?
^ 16 Fund distributions and taxes
^ 18 Financial highlights


LOGO
BOSTON ( LONDON(TOKYO



Fund summary
GOAL
The fund seeks high current income exempt from federal income tax.

MAIN INVESTMENT STRATEGIES - TAX EXEMPT BONDS
We invest mainly in bonds that
* pay interest that is exempt from federal income tax but may be subject to the federal alternative minimum tax (AMT),
* are a combination of lower-rated and^ investment grade ^ securities, and
* have intermediate- to long-term maturities (three years or ^ longer).

MAIN RISKS
The main risks that could adversely affect the value of this fund's shares and the total return on your investment include:
* The risk that movements in the securities markets will adversely affect the value of the fund's investments. This risk includes interest rate risk, which means that the prices of the fund's investments are likely to fall if interest rates rise. Interest rate risk is generally highest for investments with long maturities.
* The risk that the issuers of the fund's investments will not make timely payments of interest and principal. This credit risk is higher for debt that is below investment grade in quality. Because the fund invests significantly in junk bonds, this risk is heightened for the fund. Investors should carefully consider the risks associated with an investment in the fund.
* The risk that interest the fund receives might become taxable or be determined to be taxable.
You can lose money by investing in the fund. The fund may not achieve its goals and is not intended as a complete investment program. An investment in the fund is not a deposit ^ in a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
PERFORMANCE INFORMATION
The following information provides some indication of the fund's risks. The chart shows year-to-year changes in the performance of one of the fund's classes of shares, class B shares. The table following the chart compares the fund's performance to that of a broad measure of market performance. Of course, the fund's past performance is not an indication of future performance.

CALENDAR YEAR TOTAL RETURNS FOR CLASS B SHARES

1998
 4.72%
1997
 8.43%
1996
 2.50%
1995
15.99%
1994
-5.98%
1993
12.55%
1992
10.60%
1991
11.70%
1990
 3.77%
1989
 8.70%



Performance figures in the bar chart do not reflect the impact of sales charges. If they did, performance would be less than that shown. Year-to-date performance through 9/30/99 was ^-1.53%. During the periods shown in the bar chart, the highest return for a quarter was 6.05% (quarter ending 3/31/95) and the lowest return for a quarter was -4.67% (quarter ending 3/31/94).
Average Annual Total Returns (for periods ending 12/31/98)


Past
1 year
Past
5 years
Past
10 years




Class A
 ^ 0.27%
 4.50%
 6.96%
Class B
-^ 0.27%
 4.56%
 7.13%
Class C
 3.41%
 4.67%
 ^ 6.61%
Class M
 1.63%
 4.44%
 6.89%
Lehman ^ Brothers Municipal Bond
Index

 6.48%

 6.23%

 8.22%

Unlike the bar chart, this performance information reflects the impact of sales charges. Class A and class M share performance reflects the current maximum initial sales charges; class B and class C share performance reflects the maximum applicable deferred sales charge if shares had been redeemed on 12/31/98 and ^, for class B, assumes conversion only to class A shares after eight years. For periods before the inception of class A shares (9/20/93), class C shares (7/26/99) and class M shares (6/1/95)^
performance shown for these classes in the table is based on the performance of the fund's class B shares, adjusted to reflect the appropriate sales charge and, in the case of class C shares, the higher 12b-1 fees paid by such shares. The fund's performance is compared to the Lehman Brothers Municipal Bond Index, an unmanaged index of long-term fixed-rate investment-grade tax-exempt bonds representative of the municipal bond market.
FEES AND EXPENSES
This table summarizes the fees and expenses you may pay if you invest in the fund. Except as noted, expenses are based on the fund's last fiscal year.
Shareholder Fees (fees paid directly from your investment)



Class A
Class B
Class C
Class M
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of the offering price



4.75%



NONE^



NONE^



3.25%^





Maximum Deferred Sales Charge (Load) (as a percentage of the original purchase price or redemption proceeds, whichever is lower)




NONE*^




5.00%




1.00%




NONE



Annual Fund Operating Expenses (expenses that are deducted from fund assets)




Management
Fees


Distribution
(12b-1) Fees


Other
Expenses
Total Annual
Fund
Operating
Expenses





Class A
0.54%
0.20%
0.13%
0.87%
Class B
0.54%
0.80%+
0.13%
1.47%
Class C
0.54%
1.00%++
0.13%
1.67%
Class M
0.54%
0.50%
0.13%
1.17%

+    The 12b-1 fees for class B shares reflect the maximum amount expected to be paid under the class B distribution plan.

++   The 12b-1 fees shown for class C shares reflect the maximum amount expected to be paid under the class C distribution plan.

^*   A deferred sales charge of up to 1% may be imposed on certain redemptions of class A shares bought without an initial sales charge.

EXAMPLE
^ The example translates ^ expenses ^ shown in the preceding table into dollar amounts. By doing this, you can more easily compare the cost of investing in the fund to the cost of investing in other mutual funds. The example makes certain assumptions. It assumes that you invest $10,000 in the fund for the time periods shown and then, except as shown for class B and class C shares, redeem all your shares at the end of those periods. It also assumes a 5% return on your investment each year and that the fund's operating expenses remain the same. The example is hypothetical; your actual costs and returns may be higher or lower.


1 year
3 years
5 years
10 years





Class A
$560
   $739
   $934
$1,497
Class B
$650
   $765
$1,003
$1,595*
Class B (no redemption)
$150
   $465
   $803
$1,595*
Class C
$270
   $526
   $907
$1,976
Class C (no redemption)
$170
   $526
   $907
$1,976
Class M
$440
   $685
   $948
$1,699

* Reflects the conversion of class B shares to class A shares, which pay lower 12b-1 fees. Conversion occurs no more than eight years after purchase.


What are ^ the fund's main investment strategies and related risks?
Any investment carries with it some level of risk that generally reflects its potential for reward. We normally pursue the fund's goal by investing at least 80% of the fund's net assets in tax-exempt securities. This investment policy cannot be changed without the approval of the fund's shareholders. We will consider, among other things, credit, interest rate and prepayment risks as well as general market conditions when deciding whether to buy or sell investments for the fund. A description of the risks associated with the fund's main investment strategies follows.
* Tax-exempt investments. These investments are issued by public authorities or private enterprises to raise money for public purposes, such as loans for the construction of housing, schools or hospitals, or to provide temporary financing in anticipation of the receipt of taxes and other revenue. They also include ^
private activity bonds, ^ such as industrial development bonds and other notes of public authorities to finance privately owned or operated facilities. Changes in law or adverse determinations by the Internal Revenue Service or state tax authority may make the income from some of these obligations taxable.
Private activity bonds may be subject to the federal ^ AMT for individuals. ^ Because these investments are not tax-exempt, we cannot ^ include them for the purpose of complying with the 80% investment policy described above. Corporations will be required to include all tax-exempt interest dividends in determining their federal AMT. For more information, including possible state and other taxes, contact your tax advisor.
General obligations. These are backed by the issuer's authority to levy taxes and are considered an obligation of the issuer. They are payable from the issuer's general unrestricted revenues, although payment may depend upon government appropriation or aid from other governments. These investments may be vulnerable to legal limits on a government's power to raise revenue or increase taxes, as well as economic or other developments that can reduce revenues.
Special revenue obligations. These are payable from revenues earned by a particular project or other revenue source. These include ^ private activity bonds such as industrial development bonds and other notes of public authorities to finance privately owned or operated facilities. Investors can look only to the revenue generated by the project or the private company operating the project rather than the credit of the state or local government authority issuing the bonds. Special revenue
obligations are typically subject to greater credit risk than general obligations because of the relatively limited source of revenue.
* Interest rate risk. The values of bonds and other debt usually rise and fall in response to changes in interest rates. Declining interest rates generally raise the ^ values of existing debt instruments, and rising interest rates generally lower the ^
values of existing debt instruments. Changes in a debt
instrument's value usually will not affect the amount of income the fund receives from it, but will affect the value of the fund's shares. Interest rate risk is generally greater for investments with longer maturities.
Some investments give the issuer the option to call, or redeem, these investments before their maturity date. If an issuer "calls" its ^ investments during a time of declining interest rates, we might have to reinvest the proceeds in an investment offering a lower yield, and therefore might not benefit from any increase in value as a result of declining interest rates.
"Premium investments"^ offer interest rates higher than prevailing market rates. However, they involve a greater risk of loss, because their values tend to decline over time. You may find it useful to compare the fund's yield, which factors out the effect of premium securities, with its current dividend rate, which does not factor out that effect.
* Credit risk. Investors normally expect to be compensated in proportion to the risk they are assuming. Thus, debt of issuers with poor credit prospects usually offers higher yields than debt of issuers with more secure credit. Higher-rated investments generally offer lower credit risk, but not necessarily lower interest rate risk. The values of higher-rated investments still fluctuate in response to changes in interest rates.
We invest ^ in a combination of higher-rated and lower-rated investments. The fund's lower-rated investments consist of higher-yielding, higher-risk debt ^ securities that are rated below BBB (or its equivalent) at the time of purchase by each nationally recognized securities rating agency rating the security, or are unrated investments that we think are of comparable quality. We may invest up to 10% of the fund's total assets in debt
investments rated, at the time of purchase, below CC (or its equivalent) by each agency rating such investments, including investments in the lowest rating category of the rating agency, and unrated investments that we think are of comparable quality.
We will not necessarily sell an investment if its rating is
reduced after we buy it.
Lower rated debt. Fixed income investments rated below BBB (or its equivalent) are known as "junk bonds." They reflect a greater possibility that the issuers may be unable to make timely payments of interest and principal and thus default. If this happens, or is perceived as likely to happen, the values of those investments will usually be more volatile. A default or expected default could also make it difficult for us to sell the investments at prices approximating the values we had previously placed on them. Tax-exempt debt, particularly lower-rated tax-exempt debt, usually has a more limited market than taxable debt, which may at times make it difficult for us to buy or sell certain debt instruments or to establish their fair value. Credit risk is generally greater for investments that are issued at less than their face value and make payments of interest only at maturity rather than at intervals during the life of the investment.
Credit ratings are based largely on the issuer's historical financial condition and the rating agencies' investment analysis at the time of rating. The rating assigned to any particular investment does not necessarily reflect the issuer's current financial condition, and does not reflect an assessment of an investment's volatility or liquidity.
Although we consider credit ratings in making investment
decisions, we perform our own investment analysis and do not rely only on ratings assigned by the rating agencies. However, the amount of information about the financial condition of issuers of tax-exempt debt may not be as extensive as that which is made available by companies whose stock or debt is publicly traded. Successful investing in lower rated debt depends more on our ability than does buying investment grade debt.
We may have to participate in legal proceedings or to take possession of and manage assets that secure the issuer's obligations. Our ability to enforce rights in bankruptcy proceedings may be more limited than would be the case for taxable debt. This could increase the fund's operating expenses and decrease its net asset value. Any income that arises from ownership or operation of assets would be taxable.
Although investment-grade investments generally have lower credit risk, they may share some of the risks of lower-rated investments.
* Concentration of investments. ^ We make significant investments in a broad segment of the tax-exempt debt market, such as revenue bonds for ^ health care facilities, housing or airports^. We may also make significant investments in the debt of issuers located in the same state. ^ These investments may cause the value of the fund's shares to change more than the values of shares of funds ^ that invest in a greater variety of investments. Certain events may adversely affect all ^ investments within a particular market segment. Examples ^ include legislation or court decisions ^ or concerns about ^ pending legislation or court ^ decisions, or lower demand for the services or products provided by a particular market segment. Investing in issuers located in the same state may make the fund more vulnerable to that state's economy and to issues affecting its tax exempt issuers, such as their ability to collect revenues to meet payment obligations.
At times, the mutual ^ fund and other accounts ^ that we and our affiliates^ manage may own all or most of the debt of a particular public issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.
>    Derivatives.  We may engage in a variety of transactions
involving derivatives, such as futures, options, warrants and swap contracts. Derivatives are financial instruments whose value depends upon, or is derived from, the value of something else, such as one or more underlying investments, pools of investments, indexes or currencies. We may use derivatives both for hedging and non-hedging purposes. For example, the fund may use derivatives to increase or decrease it exposure to long- or short-term interest rates. However, we may also choose not to ^ use derivatives, based on our evaluation of market conditions or the availability of suitable derivatives.
     Derivatives involve special risks and may result in losses. The fund depends on our ability to handle these sophisticated instruments. The prices of derivatives may move in unexpected ways, especially in abnormal market conditions. Some derivatives are "leveraged" and therefore may magnify or otherwise increase investment losses. Our use of derivatives may also cause the fund to receive taxable income which could increase the taxes payable by shareholders.
Other risks arise from our potential inability to terminate or sell derivatives positions. A liquid secondary market may not always exist for the fund's derivatives positions at any time. In fact, many over-the-counter instruments (investments not traded on an exchange) will not be liquid. Over-the-counter instruments also involve the risk that the other party to the derivative transaction will not meet its obligations. For further information about the risks of derivatives, see the statement of additional information (SAI).
* Alternative strategies. At times we may judge that market conditions make pursuing ^ the fund's usual investment strategies inconsistent with the best interests of ^ the shareholders. We then may temporarily use alternative strategies that are mainly designed to limit our losses, including investing in taxable obligations. However, we may choose not to use these strategies for a variety of reasons, even in very volatile market conditions. These strategies may cause us to miss out on investment opportunities, and may prevent us from achieving the fund's goal.
* Other investments.  In addition to the main investment
strategies described above, we may also make other types of investments, such as investments in ^ repurchase agreements^ and forward commitments, which may produce taxable income and may be subject to other risks, as described in the statement of additional information (SAI).
* Changes in policies. The Trustees may change the fund's goal, investment strategies and other policies without shareholder approval, except as otherwise indicated.
Who manages the fund?
The fund's Trustees oversee the general conduct of the fund's business. The Trustees have retained Putnam Management to be the fund's investment manager, responsible for making investment decisions for the fund and managing the fund's other affairs and business. The fund pays Putnam Management a quarterly management fee for these services based on the fund's average net assets. The fund paid Putnam Management a management fee of 0.54% of average net assets for the fund's last fiscal year. Putnam Management's address is One Post Office Square, Boston, MA 02109.
The following officer of Putnam Management has had primary responsibility for the day-to-day management of the fund's portfolio since the year shown below. His experience as a portfolio manager or investment analyst over at least the last five years is also shown.
Manager   Since          Experience
Blake Anderson 1988      ^ 1987-Present Putnam Management ^
Managing Director

Year 2000 issues. The fund could be adversely affected if the computer systems ^ that we and the fund's other service providers use do not properly process and calculate date-related information relating to the end of this century and the beginning of the next. While year 2000-related computer problems could have a negative effect on the fund, both in its operations and in its investments, ^ we are working to avoid such problems and to obtain assurances from service providers that they are taking similar steps. No assurances, though, can be provided that the fund will not be adversely impacted by these matters.

How does the fund price its shares?
The price of the fund's shares is based on its net asset value
(NAV). The NAV per share of each class equals the total value of its assets, less its liabilities, divided by the number of its outstanding shares. Shares are only valued as of the close of regular trading on the New York Stock Exchange each day the exchange is open.
The fund values its investments for which market quotations are readily available at market value. It values short-term investments that will mature within 60 days at amortized cost, which approximates market value. It values all other investments and assets at their fair value.
At times, the mutual fund and other accounts that we and our affiliates manage may own all or most of the debt of a particular public issuer. This concentration of ownership may make it more difficult to sell, or to determine the fair value of, these investments.

How do I buy fund shares?
You can open a fund account with as little as $500 and make additional investments at any time with as little as $50 ($25 through systematic investing). The fund sells its shares at the offering price, which is the NAV plus any applicable sales charge. Your financial advisor or Putnam Investor Services generally must receive your completed buy order before the close of regular trading on the New York Stock Exchange for your shares to be bought at that day's offering price.
You can buy shares
* Through a financial advisor. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services, and may charge you for his or her services.
* Through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available through your advisor or Putnam Investor Services at 1-800-225-1581.
You may also complete an order form and write a check for the amount you wish to invest, payable to the fund. Return the check and completed form to Putnam Mutual Funds.
The fund may periodically close to new purchases of shares or refuse any order to buy shares if the fund determines that doing so would be in the best interests of the fund and its shareholders.
WHICH CLASS OF SHARES IS BEST FOR ME?
This prospectus offers you a choice of four classes of fund shares: A, B, C and M. This allows you to choose among different types of sales charges and different levels of ongoing operating expenses, as illustrated in the "Fees and expenses" section. The class of shares that is best for you depends on a number of factors, including the amount you plan to invest and how long you plan to hold the shares. Here is a summary of the differences among the classes of shares:

Class A shares
* Initial sales charge of up to 4.75%
* Lower sales charge for investments of $25,000 or more
* No deferred sales charge (except on certain redemptions of shares bought without an initial sales charge)
* Lower annual expenses, and higher dividends, than class B, C or M shares because of lower 12b-1 fee

Class B shares

* No initial sales charge; your entire investment goes to work for you
* Deferred sales charge of up to ^ 5.00% if you sell shares within 6 years after you bought them
* Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fee
* Convert automatically to class A shares after 8 years, reducing the future 12b-1 fee (may convert sooner in some cases)
* Orders for class B shares for ^ $250,000 or more are treated as orders for class A shares or refused

Class C shares
* No initial sales charge; your entire investment goes to work for you
* Deferred sales charge of up to 1.00% if you sell shares within one year after you bought them
* Higher annual expenses, and lower dividends, than class A or M shares because of higher 12b-1 fee
* No conversion to class A shares, so future 12b-1 fee does not decrease
* Orders of $1,000,000 or more and orders ^ that because of a right of accumulation or statement of intent would qualify for the purchase of class A shares without an initial sales charge will be treated as orders for class A shares or declined.

Class M shares
* Initial sales charge of up to 3.25%
* Lower sales charges for ^ investments of $50,000 or more
* No deferred sales charge
* Lower annual expenses, and higher dividends, than class B or class C shares because of lower 12b-1 fee
* Higher annual expenses, and lower dividends, than class A shares because of higher 12b-1 fee
* No conversion to class A shares, so future 12b-1 fee does not decrease

Initial sales charges for class A and M shares

     Class A sales charge     Class M sales charge
     as a percentage of: as a percentage of:
     ------------------------------     --------------------------
--
Amount of purchase  Net amount     Offering  Net amount
Offering
at offering price ($)    invested  price*    invested  price*
------------------------------------------------------------------
----------------------------------------------------------
Under 25,000   4.99%     4.75%     3.36%     3.25%
25,000 but under 50,000  4.71 4.50 3.36 3.25
50,000 but under 100,000 4.71 4.50 2.30 2.25
100,000 but under 250,000     3.90 3.75 1.52 1.50
250,000 but under 500,000     3.09 3.00 1.01 1.00
500,000 but under 1,000,000   2.04 2.00 NONE NONE
1,000,000 and above NONE NONE NONE NONE
------------------------------------------------------------------
---------------------------------------------------------
* Offering price includes sales charge.

Deferred sales charges for class B, class C and certain class A shares
If you sell (redeem) class B shares within six years after you bought them, you will generally pay a deferred sales charge according to the following schedule.
Year after ^ purchase    1    2    3    4    5    6    7+
Charge         5%   4%   3%   3%   2%   1%   0%

A deferred sales charge of up to 1% will apply to class C shares if redeemed within one year of purchase. A deferred sales charge of up to 1% may apply to class A shares purchased without an initial sales charge, if redeemed within two years ^ of purchase. Deferred sales charges will be based on the lower of the shares' cost and current NAV. Shares not subject to any charge will be redeemed first, followed by shares held longest. You may sell shares acquired by reinvestment of distributions without a charge at any time.
* You may be eligible for reductions and waivers of sales charges. Sales charges may be reduced or waived under certain circumstances and for certain groups. Information about reductions and waivers of sales charges is included in the SAI. You may consult your financial advisor or Putnam Mutual Funds for assistance.
* Distribution (12b-1) plans. The fund has adopted distribution plans to pay for the marketing of fund shares and for services provided to shareholders. The plans provide for payments at annual rates (based on average net assets) of up to 0.35% on class A shares and 1.00% on class B, class C and class M shares. The Trustees currently limit payments on class A, class B and class M shares to 0.20% and 0.80% and 0.50% of average net assets, respectively. Because these fees are paid out of the fund's assets on an ongoing basis, they will increase the cost of your investment. The higher fees for class B, class C and class M shares may cost you more than paying the initial sales charge for class A shares. Because class C and class M shares, unlike class B shares, do not convert to class A shares, class C and class M shares may cost you more over time than class B shares.
How do I sell fund shares?
You can sell your shares back to the fund any day the New York Stock Exchange is open, either through your financial advisor or directly to the fund. Payment for redemption may be delayed until the fund collects the purchase price of shares, which may take up to 15 calendar days after the purchase date.

* Selling shares through your financial advisor. Your advisor must receive your request in proper form before the close of regular trading on the New York Stock Exchange for you to receive that day's NAV, less any applicable deferred sales charge. Your advisor will be responsible for furnishing all necessary documents to Putnam Investor Services on a timely basis and may charge you for his or her services.
* Selling shares directly to the fund. Putnam Investor Services must receive your request in proper form before the close of regular trading on the New York Stock Exchange in order to receive that day's NAV, less any applicable sales charge.
By mail. Send a ^ letter of instruction signed by all registered owners or their legal representatives to Putnam Investor Services. If you have certificates for the shares you want to sell, you must include them along with completed stock power forms.
By telephone. You may use Putnam's ^ telephone redemption privilege to redeem shares valued at less than $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days, in which case other requirements may apply. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to accept redemption ^ instructions received by telephone.
The ^ telephone redemption privilege is not available if there are certificates for your shares. The ^ telephone redemption privilege may be modified or terminated without notice.
* Additional ^ requirements. In certain situations, for example, if you ^ sell shares with a value of $100,000 or more, ^ the signatures of all registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. In addition, ^ Putnam Investor Services usually requires additional documents for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. ^ For more information concerning Putnam's signature guarantee and documentation requirements, contact Putnam Investor Services ^.
* When will the fund pay me? The fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.
* Redemption by the fund. If you own fewer shares than the minimum set by the Trustees (presently 20 shares), the fund may redeem your shares without your permission and send you the proceeds. The fund may also redeem shares if you own more than a maximum amount set by the Trustees. There is presently no maximum, but the Trustees could set a maximum that would apply to both present and future shareholders.
How do I exchange fund shares?
If you want to switch your investment from one Putnam fund to another, you can exchange your fund shares for shares of the same class of another Putnam fund at NAV. Not all Putnam funds offer all classes of shares or are open to new investors. If you exchange shares subject to a deferred sales charge, the transaction will not be subject to the deferred sales charge. When you redeem the shares acquired through the exchange, the redemption may be subject to the deferred sales charge, depending upon when you originally purchased the shares. The deferred sales charge will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the highest deferred sales charge applicable to your class of shares. For purposes of computing the deferred sales charge, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.
To exchange your shares, complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. A ^ telephone exchange privilege is currently available for amounts up to $500,000. The ^ telephone exchange privilege is not available if the fund issued certificates for your shares. Ask your financial advisor or Putnam Investor Services for prospectuses of other Putnam funds. Some Putnam funds are not available in all states.
The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and otherwise to promote the best interests of the fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. The fund into which you would like to exchange may also reject your exchange. These actions may apply to all shareholders or only to those shareholders whose exchanges Putnam Management determines are likely to have a negative effect on the fund or other Putnam funds. Consult Putnam Investor Services before requesting an exchange.
Fund distributions and taxes
The fund declares all of its net investment income as a distribution ^ each day it is open for business ^. It distributes any net investment income ^ once a month and any net realized capital gains at least once a year. You may choose to:

* reinvest all distributions in additional shares;
* receive any distributions from net investment income in cash while reinvesting capital gains distributions in additional shares; or
* receive all distributions in cash.

If you do not select an option when you open your account, all distributions will be reinvested. If you do not cash a distribution check within a specified period or notify Putnam Investor Services to issue a new check, the distribution will be reinvested in the fund. You will not receive any interest on uncashed distribution or redemption checks. Similarly, if any correspondence sent by the fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.
For federal income tax purposes, distributions of investment income other than "tax-exempt dividends" (as described below) are taxable as ordinary income. Generally, gains realized by the fund on the sale or exchange of investments^ will be taxable to shareholders even though the income from such investments generally will be tax-exempt. Taxes on distributions of capital gains, if any, are determined by how long the fund owned the investments that generated them, rather than how long you have owned your shares. Distributions are taxable to you even if they are paid from income or gains earned by the fund before your investment (and thus were included in the price you paid). Distributions of gains from investments that the fund owned for more than one year will be taxable as capital gains. Distributions of gains from investments that the fund owned for one year or less will be taxable as ordinary income. Distributions are taxable whether you received them in cash or reinvested them in additional shares.
^ Fund distributions designated as "tax-exempt dividends" are not generally subject to federal income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax advisor to determine what effect, if any, an investment in the fund may have on the federal taxation of your benefits. In addition, an investment in the fund may result in liability for federal alternative minimum tax, both for individual and corporate shareholders.
The fund's investments in certain debt obligations may cause the fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the fund could be required at times to liquidate other investments in order to satisfy its distribution requirements.
Any gain resulting from the sale or exchange of your shares will generally also be subject to tax. You should consult your tax advisor for more information on your own tax situation, including possible state and local taxes.

Financial highlights
The financial highlights table is intended to help you understand the fund's recent financial performance. Certain information reflects financial results for a single fund share. The total returns represent the rate that an investor would have earned or lost on an investment in the fund, assuming reinvestment of all dividends and distributions. This information has been derived from the fund's financial statements, which have been audited by PricewaterhouseCoopers LLP. Its report and the fund's financial statements are included in the fund's annual report to shareholders, which is available upon request.


Financial highlights
^








CLASS A



















(For a share outstanding throughout the period)









Per-share









operating performance
Year ended July 31









1999

1998

1997

1996

1995
Net asset value,









beginning of period
$14.61

$14.56

 $14.05

$14.14

 $14.24
Investment operations









Net investment income
 .81

 .80
 (c)
 .84

 .90

 .94
Net realized and unrealized









gain (loss) on investments
 (.48)

 .06

 .52

 (.10)

 (.10)
Total from









investment operations
 .33

 .86

 1.36

 .80

 .84
Less distributions:









From net









investment income
 (.81)

 (.81)

 (.85)

 (.89)

 (.94)
Total distributions
 (.81)

 (.81)

 (.85)

 (.89)

 (.94)
Net asset value,









end of period
$14.13

$14.61

$14.56

$14.05

$14.14
Ratios and supplemental data









Total return at









net asset value (%)(a)
2.25

 6.08

 9.97

 5.76

 6.24
Net assets, end of period









(in thousands)
$1,157,920

$934,747

$625,602

$540,607

$474,984
Ratio of expenses to









average net assets (%) (b)
 .87

 .88

 .85

 .84

 .87
Ratio of net investment income









to average net assets (%)
 5.56

 5.60

 5.94

 6.27

 6.73
Portfolio turnover (%)
 12.16

 39.62

 56.22

 67.70

 60.41


 ^
(a)
 Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b)
The ratio of expenses to average net assets for the period ended
July 31, 1996 and thereafter,

includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c)
Per share net investment income has been determined on the basis of the weighted number of shares outstanding during the period.



Financial highlights












^ CLASS B

























 ^(For a share outstanding throughout the period)

























Per-share












operating performance


Year ended July 31












1999

1998

1997

1996

1995

Net asset value,












beginning of period


$14.62

$14.56

$14.05

$14.14

$14.24

Investment operations












Net investment income


 .74

 .73
 (c)
 .75

 .80

 .85

Net realized and unrealized












gain (loss) on investments


 (.47)

 .05

 .51

 (.09)

 (.10)

Total from












investment operations


 .27

 .78

 1.26

 .71

 .75

Less distributions:












From net












investment income


 (.74)

 (.72)

 (.75)

 (.80)

 (.85)

Total distributions


 (.74)

 (.72)

 (.75)

 (.80)

 (.85)

Net asset value,












end of period


$14.15

$14.62

$14.56

$14.05

$14.14

Ratios and supplemental data












Total return at












net asset value (%)(a)


 1.81

 5.47

 9.26

 5.08

 5.54

Net assets, end of period












(in thousands)


$743,456

$1,052,827

$1,427,365

$1,421,448

$1,436,481

Ratio of expenses to












average net assets (%) (b)


 1.37

 1.53

 1.50

 1.50

 1.51

Ratio of net investment income












to average net assets (%)


 5.03

 4.95

 5.30

 5.62

 6.10

Portfolio turnover (%)


 12.16

 39.62

 56.22

 67.70

 60.41


^(a)
 Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b)
The ratio of expenses to average net assets for the period ended
July 31, 1996 and thereafter,

includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c)
Per share net investment income has been determined on the basis of the weighted number of shares outstanding during the period.



Financial highlights




^ CLASS C









 ^(For a share outstanding throughout the period)












For the period

Per-share


 ^ Feb. 1, 1999

operating performance



to July 31



1999

Net asset value,




beginning of period


$14.73

Investment operations




Net investment income


 .36

Net realized and unrealized




gain (loss) on investments


 (.60)

Total from




investment operations


 (.24)

Less distributions:




From net




investment income


 (.36)

Total distributions


 (.36)

Net asset value,




end of period


$14.13

Ratios and supplemental data




Total return at




net asset value (%)(a)


 (1.58)
*
Net assets, end of period




(in thousands)


$2,738

Ratio of expenses to




average net assets (%)(b)


 .83
*
Ratio of net investment income




to average net assets (%)


 2.47
*
Portfolio turnover (%)


 12.16


+
Commencement of operations.
*
Not annualized.
(a)
 Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b)
The ratio of expenses to average net assets for the period ended
July 31, 1996 and thereafter,

includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c)
Per share net investment income has been determined on the basis of the weighted number of shares outstanding during the period.




Financial highlights












^ CLASS M

























 ^(For a share outstanding throughout the period)




































For the period

Per-share










Dec. 29, 1994+

operating performance


Year ended July 31







to July 31




1999

1998

1997

1996

1995

Net asset value,












beginning of period


$14.61

$14.55

$14.04

$14.13

 $13.43

Investment operations












Net investment income


 .77
 ^
 .78
 (c)
 .80

 .84

 .58

Net realized and unrealized












gain (loss) on investments


 (.47)

 .05

 .51

 (.08)

 .70

Total from












investment operations


 .30

 .83

 1.31

 .76

 1.28

Less distributions:












From net












investment income


 (.77)

 (.77)

 (.80)

 (.85)

 (.58)

Total distributions


 (.77)

 (.77)

 (.80)

 (.85)

 (.58)

Net asset value,












end of period


$14.14

$14.61

$14.55

$14.04

$14.13

Ratios and supplemental data












Total return at












net asset value (%)(a)


 2.01

 5.84

 9.64

 5.44

 9.69
*
Net assets, end of period












(in thousands)


$23,693

$18,082

$16,192

$9,984

$2,331

Ratio of expenses to












average net assets (%)(b)


 1.17

 1.18

 1.15

 1.13

 .71
*
Ratio of net investment income












to average net assets (%)


 5.27

 5.30

 5.63

 5.87

 3.98
*
Portfolio turnover (%)


 12.16

 39.62

 56.22

 67.70

 60.41



+
Commencement of operations.
*
Not annualized.
(a)
 Total return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b)
The ratio of expenses to average net assets for the period ended
July 31, 1996 and thereafter,

includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c)
Per share net investment income has been determined on the basis of the weighted number of shares outstanding during the period.



Make the most of your Putnam privileges

     The following services are available to you as a Putnam mutual fund shareholder.

>    SYSTEMATIC INVESTMENT PLAN  Invest as much as you wish ($25 or more) on any business day of the month except for the 29th, 30th, or 31st. The amount you choose will be automatically transferred each month from your checking or savings account.

>    SYSTEMATIC WITHDRAWAL  Make regular withdrawals of $50 or
more monthly, quarterly, or semiannually from your Putnam mutual fund account valued at $10,000 or more. Your automatic withdrawal may be made on any business day of the month except for the 29th, 30th, or 31st.

>    SYSTEMATIC EXCHANGE  Transfer assets automatically from one
Putnam account to another on a regular, prearranged basis. There is no additional charge for this service.

>    FREE EXCHANGE PRIVILEGE  Exchange money between Putnam funds in the same class of shares without charge. The exchange privilege allows you to adjust your investments as your objectives change. A signature guarantee is required for exchanges of more than $500,000 and shares of all Putnam funds may not be available to all investors.

     Investors may not maintain, within the same fund, simultaneous plans for systematic investment or exchange (into the fund) and systematic withdrawal or exchange (out of the fund).
These privileges are subject to change or termination.

     For more information about any of these services and privileges, call your investment advisor or a Putnam customer service representative toll free at 1-800-225-1581.



For more information about Putnam Tax-Free High Yield Fund
The fund's statement of additional information (SAI) and annual and semi-annual reports to shareholders include additional information about the fund. The SAI, and the auditor's report and financial statements included in the fund's most recent annual report to its shareholders, are incorporated by reference into this prospectus, which means they are part of this prospectus for legal purposes. The fund's annual report discusses the market conditions and investment strategies that significantly affected the fund's performance during its last fiscal year. You may get free copies of these materials, request other information about the fund and other Putnam funds, or make shareholder inquiries, by contacting your financial advisor ^, by visting Putnam's Web site, or by calling Putnam toll-free at 1-800-225-1581.

You may review and copy information about the fund, including its SAI, at the Securities and Exchange Commission's public reference room in Washington, D.C. You may call the Commission at 1-800-SEC-0330 for information about the operation of the public reference room. You may also access reports and other information about the fund on the Commission's Internet site at http://www.sec.gov. You may get copies of this information, with payment of a duplication fee, by writing the Public Reference Section of the Commission, Washington, D.C. 20549-6009. You may need to refer to the fund's file number.

PUTNAM INVESTMENTS
     One Post Office Square
     Boston, Massachusetts 02109
     1-800-225-1581

     Address correspondence to:
     Putnam Investor Services
     P.O. Box 989
     Boston, MA  02103

     www.putnaminv.com

     File No. 811 - 4345                  ^ NP042 56269 11/99




     PUTNAM TAX-FREE HIGH YIELD FUND
PUTNAM TAX-FREE INSURED FUND
(SERIES OF PUTNAM TAX-FREE INCOME TRUST)

     FORM N-1A
     PART B

     STATEMENT OF ADDITIONAL INFORMATION ("SAI")
     NOVEMBER 30, 1999

This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectuses of Putnam Tax-Free Income Trust (the "Trust") dated November 30, 1999, as revised from time to time, relating to the series of shares of the Trust the investor is considering purchasing (the "prospectus"). This SAI contains information which may be useful to investors but that is not included in the prospectuses. If the Trust has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the Trust's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Certain disclosure has been incorporated by reference from the fund's annual report. For a free copy of the fund's annual report or prospectus, call Putnam Investor Services at 1-800-225-1581 or write Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the Trust.
Part II includes information about the Trust and the other Putnam funds.


     Table of Contents
Part I    Page

FUND ORGANIZATION AND CLASSIFICATION    I-3

INVESTMENT RESTRICTIONS  I-4

CHARGES AND EXPENSES     I-6

INVESTMENT PERFORMANCE   I-17

ADDITIONAL OFFICERS I-19

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS  I-19

Part II

MISCELLANEOUS INVESTMENTS, INVESTMENT PRACTICES AND RISKS   II-1

TAXES.... II-25

MANAGEMENT     II-28

DETERMINATION OF NET ASSET VALUE   II-36

HOW TO BUY SHARES   II-37

DISTRIBUTION PLANS  II-^ 47

INVESTOR SERVICES   II-^ 51

SIGNATURE GUARANTEES     II-^ 55

SUSPENSION OF REDEMPTIONS     II-^ 55

SHAREHOLDER LIABILITY    II-56

STANDARD PERFORMANCE MEASURES II-^ 56

COMPARISON OF PORTFOLIO PERFORMANCE     II-^ 60

SECURITIES RATINGS  II-^ 65

DEFINITIONS    II-66




PUTNAM TAX-FREE HIGH YIELD FUND
PUTNAM TAX-FREE INSURED FUND
(SERIES OF PUTNAM TAX-FREE INCOME TRUST)

STATEMENT OF ADDITIONAL INFORMATION
PART I

FUND ORGANIZATION AND CLASSIFICATION

Putnam Tax-Free High Yield Fund and Putnam Tax-Free Insured Fund are series of Putnam Tax-Free Income Trust, a Massachusetts business trust organized on June 28, 1985. A copy of the Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The
Commonwealth of Massachusetts,

Each fund is an open-end management investment company with an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares of the Trust representing separate investment portfolios. Shares of the Trust are currently divided into two series: Putnam Tax-Free High Yield Fund and Putnam Tax-Free Insured Fund. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or relative rights and privileges as the Trustees determine. Each fund offers classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase certain classes of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting proportionally. Shares vote by individual series on all matters except (i) when required by the Investment Company Act of 1940, shares of all series shall be voted in the aggregate and (ii) when the Trustees have determined that the matter affects only the interests of one or more series, only shareholders of such series shall be entitled to vote. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if the Trust were liquidated, would receive the net assets of the fund. The Trust may suspend the sale of shares at any time and may refuse any order to purchase shares. Although the Trust is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

Each fund is a "diversified" investment company under the Investment Company Act of 1940. This means that with respect to 75% of its total assets, each fund may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. government securities). The remaining 25% of its total assets is not subject to this restriction. To the extent each fund invests a significant portion of its assets in the securities of a particular issuer, it will be subject to an increased risk of loss if the market value of such issuer's securities declines.

INVESTMENT RESTRICTIONS

Without a vote of a majority of the outstanding voting securities of a fund created under the Trust, the Trust shall not take any of the following actions with respect to such fund:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of the fund's total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligation secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

(6) With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest and principal by the U.S. government or its agencies or instrumentalities and that insurers of tax-exempt securities are not considered issuers of securities for this purpose. (Insurance policies of which the Trust is a beneficiary are not considered securities for purposes of this restriction.)


(7) With respect to 75% of the fund's total assets, acquire more than 10% of the voting securities of any issuer.

(8) Purchase securities (other than securities of the U.S government, its agencies or instrumentalities or tax-exempt securities, except tax-exempt securities backed only by the assets and revenues of non-governmental issuers) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(9) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.

(10) Invest less than 80% of a fund's net assets in tax-exempt securities, except when investing for defensive purposes.

Although certain of the Trust's fundamental investment restrictions permit the funds to borrow money to a limited extent, the funds do not currently intend to do so and did not do so last year.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of the Trust or a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Trust or that fund, as the case may be, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding shares of the Trust or that fund are represented at the meeting in person or by proxy.

It is contrary to the Trust's present policy with respect to any fund created under the Trust, which may be changed by the Trustees without shareholder approval, to take any of the following actions with respect to such fund:

(1)  Invest in (a) securities which are not readily marketable,
(b) securities restricted as to resale (excluding securities determined by the Trustees of the Trust (or the person designated by the Trustees of the Trust to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of a fund's net assets (taken at current value) would be invested in the aggregate in securities described in (a), (b) and (c) above.

All percentage limitations on investments (other than pursuant to the non-fundamental restriction) will apply at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.


CHARGES AND EXPENSES

Management fees

Each fund pays a monthly fee to Putnam Management based on the average net assets of that fund, as determined at the close of each business day during the month, at the following annual rates expressed as a percentage of each fund's average net assets:

Fund name Contract date  Rates

Putnam Tax-Free     7/1/99    0.65% of the first $500 million;
High Yield Fund          0.55% of the next $500 million;
          0.50% of the next $500 million;
          0.45% of the next $5 billion;
          0.425% of the next $5 billion;
          0.405% of the next $5 billion;
          0.39% of the next $5 billion; and
          0.38% thereafter.

Putnam Tax-Free     7/1/99    the lesser of: (i) 0.50% of the
average
Insured Fund        net asset value of the fund or (ii)
          0.60% of the first $500 million;
          0.50% of the next $500 million;
          0.45% of the next $500 million;
          0.40% of the next $5 billion;
          0.375% of the next $5 billion;
          0.355% of the next $5 billion;
          0.34% of the next $5 billion; and
          0.33% thereafter.

For the past three fiscal years, pursuant to its management contract and, in the case of Putnam Tax-Free Insured Fund, a management contract in effect prior to July 1, 1999, under which the management fee payable to Putnam Management was paid at the following rates: 0.60% of the first $500 million; 0.50% of the next $500 million; 0.45% of the next $500 million; 0.40% of the next $5 billion; 0.375% of the next $5 billion; 0.355% of the next $5 billion; 0.34% of the next $5 billion; and 0.33% thereafter, the funds paid Putnam Management the following amounts:


Fiscal    Management
year fee paid
------    ----------

Putnam Tax-Free High Yield Fund

1999 $10,757,953
1998 $10,911,248
1997 $10,809,869

Putnam Tax-Free Insured Fund

     1999 $3,464,735
     1998 $3,301,507
1997 $3,251,097

Brokerage commissions

The following table shows brokerage commissions paid during the fiscal periods indicated:

Fiscal    Brokerage
year commissions
------    -----------------

Putnam Tax-Free High Yield Fund

1999 $42,575
1998 $97,734
1997 $99,593

Putnam Tax-Free Insured Fund

1999 $19,247
1998 $29,133
1997 $40,651


The following table shows transactions placed with brokers and dealers during the most recent fiscal year to recognize research, statistical and quotation services received by Putnam Management and its affiliates:

     Dollar
     value     Percent of
     of these  total     Amount of
     transactions   transactions   commissions
     ----------------    ----------------    ----------------
Putnam Tax-Free
High Yield Fund     $0   0%   $0

Putnam Tax-Free
Insured Fund   $0   0%   $0

Administrative expense reimbursement

The funds reimbursed Putnam Management for administrative services during fiscal 1999 including compensation of certain Trust officers and contributions to the Putnam Investments, Inc. Profit
Sharing Retirement Plan for their benefit, as follows:

          Portion of total
          reimbursement for
          compensation
     Total     and
     reimbursement  contributions
     -------------  ---------------

Putnam Tax-Free
High Yield Fund     $19,144   $15,689

Putnam Tax-Free
Insured Fund   $9,759    $7,998


Trustee fees

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Board Policy Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following table shows the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by each fund for fiscal 1999 the fees paid to each Trustee by all of the Putnam funds during calendar 1998:



COMPENSATION TABLE            Pension or retirement
                    accrued as part of
          Aggregate compensation        fund expenses
          from (1):      from:     Estimated
     --------------------------------        ---------------------
-----------    annual
     Putnam    Putnam         Putnam    Putnam    benefits
     Tax-Free  Tax-Free       Tax-Free  Tax-Free  from all
     High Yield     Insured   All Putnam     High Yield
Insured   Putnam funds
Trustee/Year   Fund Fund funds (2) Fund Fund upon retirement (3)
------------------------------------------------------------------
------------------------------------------------------------------
---------------------------------------------------------

Jameson A. Baxter/1994   $1,588    $636 $207,000(4)    $372 $141
$95,000
Hans H. Estin/1972       1,588     636  182,500   797  304  95,000
John A. Hill/1985 (4)(5)      2,045     768  200,500   354  135
115,000
Ronald J. Jackson/1996 (4)         1,623     639  200,500   312
120  95,000
Paul L. Joskow/1997 (4)       1,588     636  180,500   83   32
95,000
Elizabeth T. Kennan/1992      1,588     636  200,500   467  178
95,000
Lawrence J. Lasser/1992       1,588     636  178,500   354  135
95,000
John H. Mullin III/1997 (4)        1,648     648  180,500   125
48   95,000
Robert E. Patterson/1984      1,580     633  181,500   254  97
95,000
William F. Pounds/1971 (5)         1,973     741  215,000   891
340  95,000
George Putnam/1957       1,588     636  179,500   857  326  95,000
George Putnam, III/1984       1,588     636  181,500   170  65
95,000
A.J.C. Smith/1986        1,579     633  176,500   555  211  95,000
W. Thomas Stephens/1997 (4)        1,583     635  181,500   117
45   95,000
W. Nicholas Thorndike/1992         1,588     636  182,500   662
253  95,000

(1)  Includes an annual retainer and an attendance fee for each meeting attended.
(2)  As of December 31, 1998, there were 113 funds in the Putnam family.
(3) Assumes that each Trustee retires at the normal retirement date. Estimated benefits for each Trustee are based on Trustee fee rates in effect during calendar 1997.
(4)  Includes compensation deferred pursuant to a Trustee
Compensation Deferral Plan.   The total amounts of deferred
compensation payable by Putnam Tax-Free High Yield Fund to Mr. Hill, Mr. Jackson, Mr. Joskow, Mr. Mullin and Mr. Stephens as of July 31, 1999 were $14,732, 6,818, $1,634, $2,775 and $3,490, respectively, and the total amounts of deferred compensation payable by Putnam Tax-Free Insured Fund to Mr. Hill, Mr. Jackson, Mr. Joskow, Mr. Mullin and Mr. Stephens as of July 31, 1999 were $5,976, $2,715, $602, $1,077 and $1,335, respectively, including income earned on such amounts.
(5) Includes additional compensation for service as Vice Chairman of the Putnam funds.

Under a Retirement Plan for Trustees of the Putnam funds (the "Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement. This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit is also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are not "interested persons" of the fund, as defined in the Investment Company Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment.

For additional information concerning the Trustees, see
"Management" in Part II of this SAI.

At August 31, 1999, the officers and Trustees of the Trust as a group owned less than 1% of the outstanding shares of each class of the relevant fund, and, except as noted below, to the knowledge of each fund no person owned of record or beneficially 5% or more of the shares of any class of shares of that fund:

Putnam Tax-Free High Yield Fund

     Class     Shareholder name and address  Percentage owned
     -----     ----------------------------------------     ------
----------------

     B    Merrill Lynch, Pierce, Fenner & Smith   14.60%
          4800 Deerlake Drive E.
          Jacksonville, FL

     C    Edward D. Jones & Co.    9.20%
          201 Progress Parkway
          Maryland Hts., MO

     C    NFSC FEBO #E39-901695    6.90%
          200 Liberty St.
          New York, NY


     M    Merrill Lynch, Pierce, Fenner & Smith   20.00%
          c/o Crumpler Investment Limited    20.40%
          50 Old Vermont PL NW
          Atlanta, GA

     M    Edward D. Jones & Co.    18.50%
          201 Progress Parkway
          Maryland Hts., MO

     Putnam Tax-Free Insured Fund

     Class     Shareholder name and address  Percentage owned
     -----     --------------------------------------- -----------
-----------

     C    Putnam Investments, Inc. 100%
          One Post Office Square
          Boston, MA

     M    Edward D. Jones & Co.    19.10%
          201 Progress Parkway
          Maryland Hts., MO

     M    NFSC FEBO #BAH-456152    14.40%
          200 Liberty Street
          New York, NY

     M    David A. Humphrey   7.20%
          2841 Bent Oaks Drive
          Burleson, TX

     M    Polous L. Hummbard  6.50%
          c/o Putnam Investments, Inc.
          One Post Office Square
          Boston, MA


Distribution fees

During fiscal 1999, the funds paid the following 12b-1 fees to Putnam Mutual Funds:

     Class A   Class B   Class C   Class M
     ----------     ----------     -----------    -------------

Putnam Tax-Free
High Yield Fund     $2,114,568     $6,432,047     $9,748
$110,651

Putnam Tax-Free
Insured Fund   $484,858  $565,933  $0   $10,685

Class A sales charges and contingent deferred sales charges

Putnam Mutual Funds received sales charges with respect to class A shares in the following amounts during the periods indicated:

          Sales charges
          retained by Putnam  Contingent
     Total     Mutual Funds   deferred
     front-end after dealer   sales
     sales charges  concessions    charges
     ----------------    ------------------------ ------------

Putnam Tax-Free
High Yield Fund

Fiscal year
--------------

 1999     $1,657,471     $109,487  $33,500
 1998     $1,791,735     $116,216  $19,643
 1997     $1,840,463     $120,283  $13,626

Putnam Tax-Free
Insured Fund


Fiscal year
-----------

 1999     $493,864  $32,325   $9,702
 1998     $395,026  $32,308   $98
 1997     $285,700  $18,616   $10,436

Class B contingent deferred sales charges

Putnam Mutual Funds received contingent deferred sales charges upon redemptions of class B shares in the following amounts during the periods indicated:

          Contingent deferred
          sales charges
          -------------------

Putnam Tax-Free High Yield Fund

Fiscal year
-----------

 1999          $1,275,474
 1998          $2,184,733
 1997          $2,395,942

Putnam Tax-Free Insured Fund

Fiscal year
-----------

 1999          $371,865
 1998          $318,736
 1997          $488,391


Class C contingent deferred sales charges

Putnam Mutual Funds received contingent deferred sales charges upon redemptions of class C shares in the following amounts during the periods indicated:

          Contingent deferred
          sales charges
          -------------------

Putnam Tax-Free High Yield Fund

Fiscal year
-----------

 1999          $1,886

Putnam Tax-Free Insured Fund

Fiscal year
-----------

 1999          $0

Class M sales charges

Putnam Mutual Funds received sales charges with respect to class M shares in the following amounts during the periods indicated:

          Sales charges
          retained by Putnam
          Mutual Funds
     Total     after
     sales charges  dealer concessions
     -------------  ------------------

Putnam Tax-Free
High Yield Fund

 1999     $60,264   $6,465
 1998     $55,870   $5,795
 1997     $83,372   $8,096

Putnam Tax-Free
Insured Fund

 1999     $11,300   $1,398
 1998     $15,784   $1,435
 1997     $7,403    $711

Investor servicing and custody fees and expenses

During the 1999 fiscal year, each fund incurred the following fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company:

Putnam Tax-Free
High Yield Fund     $1,969,290

Putnam Tax-Free
Insured Fund   $708,454

INVESTMENT PERFORMANCE
Standard performance measures
(for periods ended July 31, 1999)

Putnam Tax-Free High Yield Fund


Class A
Class B
Class C
Class M





Inception Date
9/20/93
9/9/85
2/1/99
12/29/94

Average annual total return

1 year
-2.62%
-3.03%
0.39%
-1.30%
5 years
 5.00%
 5.40%
5.15%
 4.97%
10 years
 6.19%
 6.33%
5.84%
 6.12%

Yield

30-day yield
 4.85%
 4.60%
4.16%
4.63%
Tax-equivalent yield *
 8.03%
 7.62%
6.89%
7.67%



Putnam Tax-Free Insured Fund


Class A
Class B
Class C
Class M





Inception Date
9/20/93
9/9/85
7/26/99
6/1/95

Average annual total return


Class A
Class B
Class C
Class M
1 year
-3.85%
-3.78%
-1.04
-2.39%
5 years
 4.72%
 5.15%
 4.88
 4.69%
10 years
 5.66%
 5.98%
 5.61
 5.58%


Yield

30-day yield
 4.85%
 4.60%
---**
 4.63%
Tax-equivalent yield *

 8.03%

 7.62%

---**

 7.67%

* Assumes the maximum individual federal tax rate. Results for investors subject to lower tax rates would not be as advantageous. Does not include any federal alternative minimum tax liability.

** Due to their brief performance history, no yield information is yet available for class C shares of Putnam Tax-Free Insured Fund.

Returns for class A and class M shares reflect the deduction of the current maximum initial sales charges of 4.75% for class A shares and 3.25% for class M shares.

Returns for class B shares reflect the deduction of the applicable contingent deferred sales charge ("CDSC") which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter.

Returns shown for class A, class C and class M shares for periods prior to their inception are derived from the historical performance of class B shares, adjusted to reflect the deduction of the initial sales charge applicable to class A and M shares and the 1% CDSC applicable to class C shares. The returns for class A, class C and class M shares have not been adjusted to reflect the higher operating expenses applicable to class B shares (which in some cases are higher than those for the other classes of shares.)

All returns assume reinvestment of distributions at net asset value and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

See "Standard Performance measures" in Part II of this SAI for information on how performance is calculated.

ADDITIONAL OFFICERS

In addition to the persons listed as fund officers in Part II of this SAI, each of the following persons is also a Vice President of each fund and certain of the other Putnam funds, the total number of which is noted parenthetically. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, Inc.

Blake Anderson (age 43) (5 funds), Managing Director of Putnam
Management.

Jerome J. Jacobs (age 41) (27 funds), Managing Director of Putnam
Management.  Prior to October, 1996 Mr. Jacobs was Principal at
The Vanguard Group.

Stephen Oristaglio (age 44) (73 funds). Managing Director of
Putnam Management.  Prior to July, 1998, Mr. Oristaglio was a
Managing Director at Swiss Bank Corp.

Richard P. Wyke (age 43) (7 funds), Senior Vice President of
Putnam Management.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

PricewaterhouseCoopers, LLP, 160 Federal Street, Boston, MA 02110 are each fund's independent accountants, providing audit services, tax return review and other tax consulting services and assistance and consultation in connection with the review of various Securities and Exchange Commission filings. The Report of Independent Accountants, financial statements and financial highlights included in each fund's Annual Report for the fiscal year ended July 31, 1999, filed electronically on September 23, 1998 and September 17, 1999 for Putnam Tax-Free Insured Fund and Putnam Tax-Free High Yield Fund, respectively, (File No. 811-
4345), are incorporated by reference into this SAI. The financial highlights included in the prospectuses and incorporated by reference into this SAI and the financial statements incorporated by reference into the prospectuses and this SAI have been so included and incorporated in reliance upon the reports of the independent accountants, given on their authority as experts in auditing and accounting.







24







53



I-76